Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | A and D Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Angel Oak Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Exeter Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | LL ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | A and D Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Angel Oak Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Exeter Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | LL ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | A and D Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Angel Oak Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Exeter Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | LL ABS Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%